As filed with the Securities and Exchange Commission on April 8, 2013

Securities Act File No. 033-67852

Investment Company Act File No. 811-07978

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 88	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 89 (Check appropriate box or boxes)	☒

ING MAYFLOWER TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on May 8, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING MAYFLOWER TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 88 to the Registration Statement (“Amendment”) on Form N-1A of ING Mayflower Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 80, 81, 83, 84, and 86 from April 8, 2013 to May 8, 2013 for the new Class R6 shares for ING International Value Fund, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 88 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 8th day of April, 2013.

ING MAYFLOWER TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date
		Interested Trustee and President and Chief Executive Officer	April 8, 2013
Shaun P. Mathews*
		Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	April 8, 2013
Todd Modic*
		Trustee	April 8, 2013
John V. Boyer*
		Trustee	April 8, 2013
Patricia W. Chadwick*
		Trustee	April 8, 2013
J. Michael Earley*
		Trustee	April 8, 2013
Colleen D. Baldwin*
		Trustee	April 8, 2013
Patrick W. Kenny *
		Interested Trustee	April 8, 2013
Robert W. Crispin*
		Trustee	April 8, 2013
Sheryl K. Pressler*
		Trustee	April 8, 2013
Peter S. Drotch*
		Trustee	April 8, 2013
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated May 23, 2013 were filed as attachments to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A on December 21, 2012 and are incorporated herein by reference.